Stock-Based Compensation Plans - Narrative (Detail)	6 Months Ended
Jun. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 10.43
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share) | $ / shares	$ 12.39
Number of shares issued for stock options exercised (in shares)	4,699,000
Number of share units, vested and exercised/paid out (in shares)	4,605,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 15.49
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	93,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 16.18
Common shares issued in exercise of other equity instruments (in shares)	73,000
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share) | $ / shares	$ 12.35
Number of shares issued for stock options exercised (in shares)	9,994,000
Number of share units, vested and exercised/paid out (in shares)	9,182,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in CAD per share) | $ / shares	$ 13.05
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares)	812,000
Common shares issued in exercise of other equity instruments (in shares)	351,000